STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 13 STOCK-BASED COMPENSATION

The Corporation has two share-based compensation plans in existence, the 1997 Stock Option Plan (expired but having outstanding options that may still be executed) and the 2009 Incentive Stock Option Plan, which is described below.

The Corporation’s 2009 Incentive Stock Option Plan, is a shareholder approved plan that permits the granting of stock options, restricted stock and certain other stock-based awards to selected key employees on a periodic basis at the discretion of the board. The plan authorizes the issuance of up to 150,000 shares of common stock of which 55,250 shares are available for issuance at December 31, 2014. Option awards are granted with an exercise price equal to the market price of the Corporation’s stock at the date of grant and have an expiration period of ten years.

The fair value of each option award is estimated on the date of grant using a Black Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatilities are based on several factors including historical volatility of the Corporation’s common stock, implied volatility determined from traded options and other factors. The Corporation uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected term of the options is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected dividend yield is based on the Corporation’s expected dividend yield over the life of the options.

The fair value of options granted in 2014 and 2013 was determined using the following weighted-average assumptions as of the date of grant.

	2014	2013	2012
Dividend yield	3.15%	3.17%	3.20%
Risk-free interest rate	2.04%	2.00%	1.15%
Expected volatility	22.59%	23.00%	23.62%
Weighted average expected life	8 years	8 years	8 years
Weighted average per share fair value of options	$4.11	$3.63	$3.01

In the third quarter of 2014, 11,000 stock options were granted, subject to a three-year vesting period with one third of the options vesting each year on the anniversary date of the grant.

Intrinsic value represents the amount by which the fair market value of the Corporation’s stock, $27.50 at December 31, 2014, exceeds the exercise price of the stock options. At December 31, 2014, the aggregate intrinsic value of stock options outstanding and exercisable was $654,000 and $539,000, respectively, compared to an aggregate intrinsic value of $382,000 and $317,000 at December 31, 2013.

The following table summarizes stock option activity for the years ended December 31, 2014, 2013 and 2012.

	2014		2013		2012
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	62,550	$16.63	54,630	$15.83	40,330	$14.45
Granted	11,000	24.47	9,950	21.35	15,200	19.28
Exercised	(3,575)	12.85	(900)	12.30	(500)	12.30
Expired	0	0	(1,130)	22.75	0	0
Forfeited	(600)	15.79	0	0	(400)	12.30
Outstanding at year-end	69,375	$18.08	62,550	$16.63	54,630	$15.83
Options exercisable at year-end	46,775	$15.99	39,201	$14.69	29,199	$14.01
Weighted average fair value of options granted during the year	$4.11		$3.63		$3.01

The fair value of options granted is amortized as compensation expense, recognized on a straight-line basis over the vesting period of the respective stock option grant. Compensation expense related to employees is included in personnel expense while compensation expense related to directors is included in other operating expense. The Corporation recognized compensation expense of $39,000 for the year ended December 31, 2014, related to the awards of nonrestricted stock options compared to $34,000 and $30,000 for the same periods in 2013 and 2012, respectively. At December 31, 2014, the Corporation had $67,000 of unrecognized compensation expense related to nonrestricted stock options. This remaining cost is expected to be recognized over a weighted average vesting period of approximately 24.4 months. The fair value of nonrestricted stock options vesting during 2014 was $225,000, compared to $204,000 and $178,000 during 2013 and 2012, respectively.

The following is a summary of outstanding and exercisable stock options at December 31, 2014:

	Number	Weighted Average	Number
	Of Shares	Remaining	Of Shares
Exercise Price	Outstanding	Contractual Life	Exercisable
$26.75	1,000	1.00 years	1,000
12.30	12,250	4.62 years	12,250
13.25	10,700	5.62 years	10,700
17.40	9,800	6.62 years	9,800
19.28	14,675	7.53 years	9,709
21.35	9,950	8.61 years	3,316
24.47	11,000	9.63 years	0
Total	69,375	6.98 years	46,775

The following table summarizes information about the Corporation’s nonvested stock option activity for the year ended December 31, 2014:

	Number	Weighted
	Of	Average
Nonvested Options	Options	Price
Nonvested options at January 1, 2014	23,349	$19.90
Granted	11,000	24.47
Vested	(11,649)	19.34
Forfeited	(100)	19.28
Nonvested options at December 31, 2014	22,600	$22.41

In the third quarter of 2014, the Corporation granted 3,950 shares of restricted stock awards with a total grant date fair value of $97,000. The fair value of restricted stock is equal to the fair market value of the Corporation’s common stock on the date of grant. Restricted stock awards are recorded as unearned compensation, a component of shareholders’ equity, and amortized to compensation expense over the vesting period. The Corporation recognized compensation expense of $88,000 for the year ended December 31, 2014, related to restricted stock grants compared to $62,000 and $41,000 for the same periods in 2013 and 2012, respectively. At December 31, 2014 the Corporation had $168,000 of unrecognized compensation expense relating to restricted stock awards. This remaining cost is expected to be recognized over a weighted average vesting period of approximately 24.4 months.

The following table summarizes restricted stock activity for the year ended December 31, 2014.

		Weighted
	Nonvested	Average
	Number of	Grant Date
Restricted Stock	Shares	Fair Value
Nonvested balance at January 1, 2014	12,700	$19.83
Granted	3,950	24.47
Vested	(3,750)	17.40
Forfeited/expired	0	0.00
Nonvested balance at December 31, 2014	12,900	$21.95